Income Tax (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of reconciliation of the provision for income taxes at the US federal income tax rate

September 30, 2013	U.S	State	International	Total
Current	$-	$-	$-	$-
Deferred	-	-	40,229	40,229
Total	$-	$-	$40,229	$40,229
Total payables

September 30, 2012	U.S	State	International	Total
Current	$-	$-	$-	$-
Deferred	-	-	4,928	4,928
Total	$-	$-	$4,928	$4,928
Total payables

June 30, 2013	U.S		State		International	Total
Current		$-		$-	$-	$-
Deferred		-		-	579,844	579,844
Total	$		$		$579,844	$579,844
Total payables

June 30, 2012	U.S		State		International	Total
Current		$-		$-	$-	$-
Deferred		-		-	-	-
Total	$		$		$-	$-
Total payables

Schedule of reconciliation of the difference between the statutory U.S. Federal income tax rate and the effective rate

	9/30/2013	9/30/2012
US statutory rates	34%	34%
Tax rate difference	(4)%	(4)%
Research and development capitalized	(12)%	-%
Other expenses (benefits)	(33)%	(27)%

Tax expenses at actual rate	(15)%	3%

	June 30, 2013		June 30, 2012
US statutory rates	34%		34%
Tax rate difference	(4	) %	(4	) %
Research and development capitalized	61%		-%
Other expenses (benefits)	11%		(30)%
Tax expenses at actual rate	102%		-%